PRC CONTRIBUTION AND PROFIT APPROPRIATION (Tables)	12 Months Ended
Dec. 31, 2016
PRC CONTRIBUTION AND PROFIT APPROPRIATION [Abstract]
Schedule of Appropriations to General Reserve Fund, Statutory Surplus Reserve and Education Development Reserve
	As of December 31,
	2015	2016
	RMB	RMB

General and statutory surplus reserve	59,307	59,309
Education development reserve	21,698	21,698
Total	81,005	81,007